Long-term loans receivable - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 18, 2019 CNY (¥)	Sep. 18, 2019 USD ($)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 EUR (€)
Loans from third parties, amount repaid	¥ 2,148	$ 337			¥ 40,000
Key AAV [Member]
Long term loans receivable. Agreement term			2 years	3 years
Loans receivable principal amount			¥ 1,900						¥ 52,000	€ 243
Loans receivable, interest rate			3.50%						3.00%	3.00%
Loans receivable, interest income					¥ 1,402	$ 220	¥ 984	¥ 0